UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsMoney Market Fund

As of 12-31-16 (unaudited)
	Maturity Date	Yield (%	)	Par value^	Value
U.S. Government Agency obligations 93.4%					$494,147,212
(Cost $494,147,212)
Federal Agricultural Mortgage Corp. (P)	04-05-17 to 01-26-18	0.607 to 0.912		39,000,000	38,995,600
Federal Agricultural Mortgage Corp.	01-27-17	0.744		5,000,000	5,000,000
Federal Agricultural Mortgage Corp. (S)	04-19-17	0.760		27,187,000	27,538,521
Federal Farm Credit Bank	01-03-17 to 12-18-17	0.355 to 1.093		33,196,000	33,188,032
Federal Farm Credit Bank (P)	02-01-17 to 04-09-18	0.618 to 0.867		61,755,000	61,774,929
Federal Home Loan Bank	01-03-17 to 09-29-17	0.355 to 0.918		143,651,000	143,631,517
Federal Home Loan Bank (P)	01-17-17 to 12-12-17	0.506 to 0.843		71,860,000	71,885,011
Federal Home Loan Mortgage Corp.	01-09-17 to 01-17-18	0.410 to 1.028		43,135,000	43,137,455
Federal Home Loan Mortgage Corp. (P)	04-20-17 to 04-27-17	0.569 to 0.855		10,125,000	10,126,717
Federal National Mortgage Association	01-03-17 to 06-12-17	0.355 to 0.663		23,356,000	23,379,903
Federal National Mortgage Association (P)	01-26-17 to 07-20-17	0.640 to 0.698		13,900,000	13,902,814
Tennessee Valley Authority	01-03-17 to 12-15-17	0.477 to 0.973		21,513,000	21,586,713
				Par value^	Value
Repurchase agreement 6.6%					$35,013,000
(Cost $35,013,000)
Barclays Tri-Party Repurchase Agreement dated 12-30-16 at 0.400% to be repurchased at $35,014,556 on 1-3-17, collateralized by $34,455,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-23 (valued at $35,714,802, including interest) and $100 U.S. Treasury Notes, 1.000% due 12-31-17 (valued at $101, including interest)				35,013,000	35,013,000
Total investments (Cost $529,160,212)† 100.0%					$529,160,212
Other assets and liabilities, net 0.0%					($57,579)
Total net assets 100.0%					$529,102,633

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $529,160,212.

2SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       3

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q3	12/16
This report is for the information of the shareholders of John Hancock Money Market Fund.		2/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)             Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)             There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	February 21, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	February 21, 2017